Current liabilities - Tax and social liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current liabilities
Personnel expenses	€ 658	€ 521
Social security expenses	1,202	790
Other taxes	138	136
Total tax and social liabilities	1,998	1,446
Social contribution	308	€ 2
Social security liabilities	€ 310